Shareholders’ Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
		Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]		500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Conversion of ordinary shares			20,000,000
Conversion of securities			3,581,061
Share issued for services			501,875
Reverse shares issued			200,000
Options exercised			1,694,000
Dividend declared price per share (in Dollars per share)		$ 19.8
Dividends (in Dollars)		$ 3,964,212
Share options [Member]
Shareholders’ Equity [Line Items]
Options exercised			1,694,000
AIB [Member]
Shareholders’ Equity [Line Items]
Conversion of securities			3,581,061
PSI [Member]
Shareholders’ Equity [Line Items]
Conversion of ordinary shares			200,000

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.